Employees' Rights upon Retirement (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Employees' Rights Upon Retirement (Textual)
Severance pay expenses	$ (123)	$ 105	$ 68
Employee severance [Member]
Employees' Rights Upon Retirement (Textual)
Severance pay expenses	$ 169	$ 271	$ 181